Other Non-Current Liabilities - Disclosure of Other Non-Current Liabilities (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Provisions and other non-current liabilities [line items]
Other non-current liabilities	₺ 359,857	₺ 364,610
Non-current liabilities [member]
Provisions and other non-current liabilities [line items]
Consideration payable in relation to the acquisition of Belarusian Telecom	359,554	358,304
Deferred revenue	303	2,497
Deposits and guarantees received from dealers	0	3,809
Other non-current liabilities	₺ 359,857	₺ 364,610